SECURITIES EXCHANGE AGREEMENTS (Details ) - shares	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022
Number of Shares of Series A Preferred Stock Issued	42,000
Cancelled common stock shares	123,472,996	123,472,996
Number of Shares of Common Stock Exchanged	123,472,996
Newlan Agreement [Member]
Number of Shares of Series A Preferred Stock Issued	14,250
Number of Shares of Common Stock Exchanged	49,317,406
Sluss Agreement [Member]
Number of Shares of Series A Preferred Stock Issued	1,000
Number of Shares of Common Stock Exchanged	1,615,002
EFT Holdings Agreement [Member]
Number of Shares of Series A Preferred Stock Issued	9,778
Number of Shares of Common Stock Exchanged	18,221,906
EF2T Agreement [Member]
Number of Shares of Series A Preferred Stock Issued	1,202
Number of Shares of Common Stock Exchanged	2,240,768
Astonia Agreement [Member]
Number of Shares of Series A Preferred Stock Issued	1,520
Number of Shares of Common Stock Exchanged	2,831,661
deneault Agreement [Member]
Number of Shares of Series A Preferred Stock Issued	14,250
Number of Shares of Common Stock Exchanged	49,746,253